MAJOR SHAREHOLDERS AND RELATED PARTY TRANSACTIONS (Details)	12 Months Ended		0 Months Ended	12 Months Ended				0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 17, 2014 Flamingo South Beach Condominium [Member] USD ($)	Dec. 31, 2014 Flamingo South Beach Condominium [Member]	Dec. 31, 2014 Optibase 2 Penn, LLC [Member]	Dec. 31, 2013 Majority Shareholder [Member] USD ($)	Dec. 31, 2014 Majority Shareholder [Member]	Jul. 13, 2013 Majority Shareholder [Member] Credit Guarantee to Financial Institutions [Member] USD ($)	Dec. 19, 2013 Chief Executive Officer [Member] Optibase 2 Penn, LLC [Member] USD ($)	Dec. 19, 2013 Chief Executive Officer [Member] Optibase 2 Penn, LLC [Member] Maximum [Member] USD ($)	Dec. 19, 2013 Director [Member] EUR (€)	Dec. 19, 2013 Director [Member] Maximum [Member] EUR (€)
MAJOR SHAREHOLDERS AND RELATED PARTY TRANSACTIONS [Abstract]
Shares issued for real estate investment	1,310,000	1,300,580
Related Party Transaction [Line Items]
Ownership percentage							73.00%
Transaction amount						$ 7,153,000
Time period				3 years		3 years
Limited partnership					20.00%
Salary to CEO									170,000
Reimbursement of health insurance expenses										24,000
Reimbursement of reasonable work-related expenses										50,000	12,000
Monthly consulting fee												4,000
Aggregate price of consideration from sale of units			6,400,000
Maximum annual guarantee obligation under credit agreement carrying value								20,000,000
Maximum aggregate guarantee obligation under credit agreement carrying value								$ 60,000,000
Term of loan guarantee								3 years